Issuances of Common Stock and Warrants (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Mar. 28, 2018	Mar. 28, 2018	Sep. 15, 2017	Sep. 14, 2017	May 25, 2017	Mar. 31, 2017	Mar. 22, 2017	Mar. 10, 2017	Feb. 03, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2017
Number of shares issued during the period								26,905,969				26,905,969
Ownership percentage														19.99%
Consulting fees											$ 25,000	$ 42,500
Officers compensation											500,000	$ 500,000
Warrants to purchase common stock										648,600
Warrant issued										3
Warrant outstanding										3
Third Party [Member]
Number of common stock issued to retire note payable to third party, shares			375,000
Chief Executive Officer [Member]
Stock issued during period of services shares						2,000,000
Officers compensation											$ 500,000
Sylios Corp [Member]
Number of shares issued during the period								5,378,476	21,527,493			5,378,476
Ownership percentage								19.99%	80.01%			19.90%
Common stock, shares held									500
Consulting Firm [Member]
Stock issued during period of services shares							100,000				100,000
Consulting fees											$ 25,000
Emet Capital Partners, LLC [Member]
Warrants to purchase common stock	98,600	98,600		110,000	440,000
Warrant exercise price	$ 0.50	$ 0.50		$ 0.50	$ 0.50
Warrant term	5 years	5 years		5 years	5 years